Intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Gross Carrying Amount	$ 29,155	$ 29,102
Accumulated amortization	(24,815)	(21,651)
Net Carrying Amount	4,340	7,451
Patents and licenses
Intangible assets
Gross Carrying Amount	13,835	13,843
Accumulated amortization	(13,328)	(13,019)
Net Carrying Amount	507	824
Computer Software
Intangible assets
Gross Carrying Amount	1,201	1,202
Accumulated amortization	(1,194)	(1,195)
Net Carrying Amount	7	7
Artificial intelligence intellectual property
Intangible assets
Gross Carrying Amount	14,119	14,057
Accumulated amortization	(10,293)	(7,437)
Net Carrying Amount	$ 3,826	$ 6,620